Note 4 - Loans (Details) - Troubled Debt Restructurings That Subsequently Defaulted	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)
Note 4 - Loans (Details) - Troubled Debt Restructurings That Subsequently Defaulted [Line Items]
Number of Contracts	0	1
Recorded Investment	$ 0	$ 81,277
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member]
Note 4 - Loans (Details) - Troubled Debt Restructurings That Subsequently Defaulted [Line Items]
Number of Contracts	0	1
Recorded Investment	$ 0	$ 81,277